Intangible Assets and Others, net	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets and Others, net
Note 13 - Intangible Assets and Others, net

	Licenses and Frequencies	Information systems	Software	Customer acquisition costs	Goodwill	Customer relationships and other	Total
	NIS millions	NIS millions	NIS millions	NIS millions	NIS millions	NIS millions	NIS millions

Cost
Balance at January 1, 2018	552	325	45	120	809	314	2,165

Additions	-	71	8	138	-	1	218
Disposals	-	(100)	(12)	-	-	-	(112)
Balance at December 31, 2018	552	296	41	258	809	315	2,271

Additions	-	84	9	138	-	-	231
Disposals	-	(65)	(13)	-	-	(6)	(84)
Balance at December 31, 2019	552	315	37	396	809	309	2,418

Accumulated Amortization

Balance at January 1, 2018	401	141	27	27	-	309	905

Amortization for the year	15	74	8	80	-	3	180
Disposals	-	(100)	(12)	-	-	-	(112)
Balance at December 31, 2018	416	115	23	107	-	312	973

Amortization for the year	15	78	7	126	-	3	229
Disposals	-	(60)	(12)	-	-	(6)	(78)
Balance at December 31, 2019	431	133	18	233	-	309	1,124

Carrying amounts

At January 1, 2018	151	184	18	93	809	5	1,260
At December 31, 2018	136	181	18	151	809	3	1,298
At December 31, 2019	121	182	19	163	809	-	1,294

In the ordinary course of business, the Group acquires Intangible assets on credit. The cost of acquisitions, which has not yet been paid at the reporting date, amounted to NIS 34 million (December 31, 2018 and 2017, NIS 37 million and NIS 28 million, respectively).

Impairment testing for cash-generating units containing goodwill

The recoverable amount of each of the Company's cash-generating units was evaluated by the company with the assistance of an external appraiser using the Value In Use model which was calculated using discounted cash flows method based on a projected five-year cash flows. The five-year projected cash flows were estimated in light of the long-term growth rate. The Company used a relevant discount rate, which reflected the specific risks associated with the future cash flows of its cash-generating units. The carrying amount of the goodwill allocated to the cellular-segment and fixed-line segment as of December 31, 2019 amount NIS 77 million and NIS 732 million, respectively.

Actual results may differ from those assumed in the Company's valuation method. It is reasonably possible that the Company's assumptions described above could change in future periods. If any of these were to vary materially from the Company's plans, it may record impairment of goodwill in the future.

These assumptions are as follows:

	Cash generating unit	Cash generating unit
	Cellular segment	Fixed-line segment
Pre-tax discount rate	9.3%	9.3%
Terminal value growth rate	1.5%	1.5%
Market share	25.0%	N/	R
ARPU	NIS 54.5	N/	R

•	The discount rate and the terminal value growth rate are denominated in real terms.
•	The cash generating units have cash flows for 5 years, as included in their discounted cash flow model.
•	The long-term growth rate has been determined as 1.5% which represents, among others, the natural population growth rate.
•
The pre-tax discount rate is estimated and calculated using several assumptions, among others, cash generating units's Cost of Equity, risk premium for normative debt leveraging of the Group and estimates of the normative leverage ratio for the industry.

•	ARPU (Average revenue per user) in terminal year (except revenue from hosting services and national roaming services).

 Sensitivity to changes in assumptions

The estimated recoverable amount of the cash generating units exceeds their carrying amount by approximately NIS 191 million and NIS 829 million in Cellular segment and Fixed-line segment respectively. Management has identified key assumptions for which there reasonably could be a possible change that could cause the carrying amount to exceed the recoverable amount. The table below shows the amount that these assumptions are required to change individually in order for the estimated recoverable amount to be equal to the carrying amount:

	Cash generating unit	Cash generating unit
	Cellular segment	Fixed-line segment
Pre-tax discount rate	9.8%	12.6%
Terminal value growth rate	0.9%	N/R
Market share	24.6%	N/R
ARPU	NIS 53.9	N/R

Based on the above valuation performed, the Company concluded that the recoverable amount of its cash generating units as of December 31, 2019, is higher than their carrying amount and thus, no impairment was recognized.

The Company will continue to monitor the recoverable amount of its cash generating units to determine whether events and changes in circumstances such as deterioration in the business climate or operating results, continuous decline in the share price, changes in management’s business strategy or downward adjustments to the Company’ cash flows projections, warrant further impairment testing in future periods.